UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                  FORM 12b-25
                          NOTIFICATION OF LATE FILING

                        Commission File Number 000-50611

(Check One):( )Form 10-K ( )Form 20-F ( )Form 11-K (X)Form 10-Q
( )Form N-SAR

For Period Ended: March 31, 2004

[ ] Transition Report on Form 10-K
[ ] Transition Report on Form 20-F
[ ] Transition Report on Form 11-K
[ ] Transition Report on Form 10-Q
[ ] Transition Report on Form N-SAR

For the Transition Period Ended: ------------------


Nothing in this form shall be construed to imply that the Commission has verified any information contained herin.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

         --------------------------------



                        PART I -- REGISTRANT INFORMATION


Pipeline Date, Inc.
-----------------------
Full Name of Registrant
Former Name if Applicable

250 East Hartland Ave, Suite 21
---------------------------------------------------------
Address of Principal Executive Office (Street and Number)

Hartsdale, NY  10530
------------------------
City, State and Zip Code





                       PART II -- RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

( ) (a)The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

(x) (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F,11-K or Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report of transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

(  )  (c)  The  accountant's   statement  or  other  exhibit  required  by  Rule
12b-25(c)has been attached if applicable.

                              PART III - NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, or the transition report portion thereof, could not be filed within the prescribed time period. (Attach Extra Sheets if Needed)

     The information needed to complete the filings is not available should be available shortly.

                          PART IV-- OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

Jack Rubinstein                 (914)            725-7028
---------------             -----------      ------------------
(Name)                      (Area Code)      (Telephone number)


(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceeding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s). (X)Yes ( )No


(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? ( )Yes ( X)No



Pipeline Data, Inc.
(Name of Registrant as Specified in Charter)

Has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.


Date: May 17, 2003                      /s/ Jack Rubinstein

                                        By: Jack Rubinstein
                                        Chairman of the Board